Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.
FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$3
Non-derivatives
Listed stocks - domestic	3	1

	$3	$4

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$648	$758
Non-listed stocks - foreign	237	103
Limited partnership - domestic	24	135
Film and drama investing agreements	—	24

	$909	$1,020

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$6	$—

Chunghwa’s Board of Directors approved an investment in Taiwania Capital Buffalo Fund VI, L.P. at the amount of $600 million in January 2022. As of December 31, 2022, Chunghwa invested $100 million.

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2021
Forward exchange contracts - buy	NT$/EUR	2022.03	NT$257/EUR8

December 31, 2022
Forward exchange contracts - buy	NT$/EUR	2023.03	NT$62/EUR2

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates. However, the aforementioned derivatives did not meet the criteria for hedge accounting.